NET INCOME PER SHARE - Antidilutive securities (Details) - shares	6 Months Ended		9 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Share-Based Payment Arrangement, Option [Member]
NET INCOME PER SHARE
Anti-dilutive shares excluded from the calculation of diluted net income per share	4,390,826	0	4,975,271	0